Borrowings (Details Textual) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 INR (₨) ₨ / shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨) ₨ / shares	Mar. 31, 2021 INR (₨)	Jul. 20, 2023 INR (₨)
Disclosure Of Borrowings [Line Items]
Maximum Amount of Securities Issuable	₨ 6,000,000
Processing charges paid	2,446,285	$ 28,584	₨ 1,951,675	₨ 1,479,889
Refinancing Debt	2,500,000		0
Series Five Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Share Price | $ / shares		$ 100
Series Four Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Share Price | $ / shares		$ 100
Collaterally Secured by Equitable Mortgages Over Properties [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	709,000		550,000
Collaterally Secured by Equitable Mortgage Over Vashi Property [Member]
Disclosure Of Borrowings [Line Items]
Borrowings			426,000
Working Capital Facilities	1,707,000
Collaterally Secured by Equitable Mortgage Over Land And Building [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 386,000		₨ 300,000
Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	8.10%	8.10%	7.60%
Bottom of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	5.98%		2.97%
Top of range [member]
Disclosure Of Borrowings [Line Items]
Working Capital Facilities Bear Interest	8.95%	8.95%	9.30%
Top of range [member] | Buyers Credit Bear Interest Rate [Member]
Disclosure Of Borrowings [Line Items]
Interest rate	7.08%		6.23%
Movable Fixed Assets Funded By Term Loan And Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 2,183,000		₨ 1,626,000
Specific Project Receivables [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 900,000		1,200,000
Term bank loans [Member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 1 year in certain cases.	repayable in quarterly instalments within a tenor of 3 to 6 years after moratorium period ranging from 6 months to 1 year in certain cases.
Term bank loans [Member] | Bottom of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.00%
Term bank loans [Member] | Top of range [member] | Borrowings Interest Rate For Others [Member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	10.50%
ECB [Member] | ECB Facility Agreement [Member]
Disclosure Of Borrowings [Line Items]
Loan repaid	₨ 1,000		₨ 1,000	₨ 1,000	₨ 500	₨ 5,000
Cumulative Non Convertible Redeemable Preference Shares Issued From Print House India Private Limited [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	20	20				20
Borrowings	₨ 500
Percentage of preferential dividend payable till redemption	6.00%					6.00%
Kotak Special Situations Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Amount to be transferred by way of assignment							₨ 6,000,000
Kotak Special Situations Fund [Member] | Series 1 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	2,000	2,000
Debt Conversion Converted Instrument Share Price | ₨ / shares					₨ 100
Debt Conversion Converted Instrument Amount 1					₨ 20,000,000
Kotak Special Situations Fund [Member] | Series 2 Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	20,000,000	20,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares					₨ 100
Kotak Special Situations Fund [Member] | Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Amount to be transferred by way of assignment							₨ 6,000,000
Kotak Special Situations Fund [Member] | Series Five Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	19,800,000	19,800,000
Debt Conversion Converted Instrument Share Price | ₨ / shares			₨ 100
Debt Conversion Converted Instrument Amount 1			₨ 1,980,000
Noida DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 17,505,000		13,838,000
Chennai DC Project [Member] | Project Receivables and Movable Fixed Assets [Member]
Disclosure Of Borrowings [Line Items]
Refinancing Debt	₨ 2,500,000		0
Other Working Capital Facilities [Member]
Disclosure Of Borrowings [Line Items]
Borrowings maturity	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments	repayable over a period of 12 to 60 months on equated monthly / quarterly instalments
Borrowings			1,845,000
Working Capital Facilities	₨ 2,190,000
Processing charges paid	₨ 293,000		₨ 162,000
Other Working Capital Facilities [Member] | Bottom of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	0.00%		0.00%
Other Working Capital Facilities [Member] | Top of range [member]
Disclosure Of Borrowings [Line Items]
Borrowings, interest rate	9.56%		9.90%
Other Working Capital Facilities Two [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 1,164,000		₨ 1,067,000
Processing charges paid	92,000		65,000
Other Working Capital Facilities Three [Member]
Disclosure Of Borrowings [Line Items]
Borrowings	₨ 0		279,000
Kotak Data Center Fund [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Interest Rate	6.00%	6.00%
Kotak Data Center Fund [Member] | Series Five Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	12,000,000	12,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 1,200,000		₨ 1,800,000		₨ 20,000
Kotak Data Center Fund [Member] | Series Four Compulsorily Convertible Debentures [Member]
Disclosure Of Borrowings [Line Items]
Debt Conversion Converted Instrument Shares Issued 1 | shares	48,000,000	48,000,000
Debt Conversion Converted Instrument Share Price | ₨ / shares	₨ 100
Debt Conversion Converted Instrument Amount 1	₨ 4,800,000